Derivative Liability (Details) - Schedule of changes to the derivative liabilities - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Changes To The Derivative Liabilities Abstract
Begining, Balance	$ 409,913
Fair value of derivative liability on date of issuance		442,589
Fair value changes of derivative liability – conversion feature	(153,155)	(32,676)
Fair value allocated on conversion of Debentures	(256,758)
Fair value of derivative liability – Finders’ Warrants	1,237,681
Fair value changes of derivative liability – Finders’ Warrants	(950,684)
Ending, Balance	$ 286,997	$ 409,913